Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Exploration and Extraction) (Detail) - Exploration and Extraction $ in Thousands	6 Months Ended
Jun. 30, 2025 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	$ (37,993,336)
Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(13,920,150)
Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(8,497,809)
Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(6,073,181)
Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(3,604,799)
Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(2,996,233)
Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(1,456,273)
Santuario CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(1,375,273)
Ayin Alux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	(111,656)
Misión CEE
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	$ 42,038